As filed with the Securities and Exchange Commission on
                  December 2, 2005 1933 Act File No. 333-7008
                           1940 Act File No. 811-8227
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           PRE-EFFECTIVE AMEDNMENT NO.                       [_]

                         POST-EFFECTIVE AMENDMENT NO. 36                     [X]
                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]

                                AMENDMENT NO. 40                             [X]

                          SCUDDER INVESTORS FUNDS, INC.
                  (Formerly Deutsche Investors Funds, Inc. and
                      formerly Flag Investors Funds, Inc.)

               (Exact Name of Registrant as Specified in Charter)

                             300 East Lombard Street
                               Baltimore, MD 21202
                               -------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 638-2596

                       The Corporation Trust Incorporated
                       ----------------------------------
                             300 East Lombard Street
                               Baltimore, MD 21202
                     (Name and address of agent for service)

                        Copy to: Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099


It is proposed that this filing will become effective:

__X__    immediately upon filing pursuant to paragraph (b)
_____    on ________________ pursuant to paragraph (b)
_____    60 days after filing pursuant to paragraph (a)(i)
_____    on ________________ pursuant to paragraph (a)(1)
_____    75 days after filing pursuant to paragraph (a)(2)
_____    on ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A for Scudder Investors Funds, Inc. (the "Registrant") is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of filing Exhibit (j) to the Registrant's Registration Statement.


Part A: Prospectuses are incorporated by reference to Part A of the Registrant's Registration Statement on Form N-1A in Post-Effective Amendment No. 35 under the Securities Act, and Post-Effective Amendment No. 39 under the Investment Company Act of 1940, as amended (the "1940 Act"), filed with the Securities and Exchange Commission on December 1, 2005.

Part B: Statements of Additional Information are incorporated by reference to Part B of the Registrant's Registration Statement on Form N-1A in Post-Effective Amendment No. 35 under the Securities Act, and Post-Effective Amendment No. 39 under the 1940 Act, filed with the Securities and Exchange Commission on December 1, 2005.

                           PART C. OTHER INFORMATION.

Item 23.          Exhibits
--------          --------

         (a)      (i)      Copy of Articles of Amendment and  Restatement of the
                           Registrant; (2)

                  (ii)     Conformed copy of Articles of Amendment; (6)

                  (iii)    Conformed   copy   of   Articles   Supplementary   of
                           Registrant; (6)

                  (iv) Conformed copy of Articles of Amendment Certificate of Correction; (6)

                  (v)      Conformed copy of Articles of Amendment; (8)

                  (vi)     Conformed copy of Articles of Amendment; (12)

                  (vii)    Conformed copy of Articles Supplementary; (12)

                  (viii)   Conformed Copy of Articles of Amendment; (19)

         (b)      (i)      Copy of By-Laws of the Registrant; (1)

                  (ii)     Copy of Amendment #1 to the By-Laws; (9)

                  (iii) Copy of Amendment to the By-Laws dated December 18, 2002;(18)

         (c) Copy of Specimen Certificate for shares of common stock of the Registrant; (5)

         (d)      (i)      Expense  Limitation  Agreement,  dated  September  5,
                           2002,  between the Registrant,  on behalf of Japanese
                           Equity Fund, and Deutsche Asset Management, Inc; (17)

                  (ii) Investment Advisory Agreement, dated September 5, 2002, between Deutsche Investors Portfolios Trust and Deutsche Asset Management, Inc.; (17)

                  (iii) Sub-Advisory Agreement, dated September 5, 2002, among Deutsche Investors Portfolios Trust, Deutsche Asset Management, Inc and Deutsche Asset Management (Japan) Limited; (17)

                  (iv) Form of Expense Limitation Agreement, dated January 1, 2004, between the Registrant, on behalf of Japanese Equity Fund, and Deutsche Asset Management, Inc.; (19)

         (e)      (i)     Conformed copy of Distributor's Contract including
                          Exhibits A and B thereto; (4)

                  (ii) Conformed copy of Exhibit C to the Distributor's Contract; (6)

                  (iii) Form of Distribution Agreement including Appendix A and B thereto; (7)

                  (iv) Conformed copy of Mutual Funds Sales and Service Agreement; (4)

                  (v) The Underwriting and Distribution Services Agreement, between the Registrant and Scudder Distributors, Inc., dated July 15, 2002; (15)

         (f)              Not applicable;

         (g)      (i)     Conformed copy of Custodian  Agreement between
                          Investors Bank and Trust and the Registrant; (14)

                  (ii) Custodian Agreement between Deutsche Portfolios and Investors Bank and Trust Company; (14)

                  (iii)   Conformed  copy  of  Delegation   Agreement   between
                          Deutsche Portfolios and Investors Bank and Trust Company including Appendix A-D; (6)

         (h)      (i)     Conformed copy of Master Services Agreement between
                          Investment Company Capital Corporation and the
                          Registrant dated September 1, 2000, amended through
                          July 6, 2001; (14)

                  (ii) Conformed copy of Fund Accounting Agreement between IBT Fund Services (Canada) Inc. and the Registrant;
                          (4)

                  (iii) Conformed copy of Appendix A-C to Fund Accounting Agreement between IBT Fund Services (Canada) Inc. and the Registrant; (6)

                  (iv)    Conformed copy of Services Agreement; (4)

                  (v) Form of Amendment #1 to Exhibit 1 of the Services Agreement; (6)

                  (vi) Conformed copy of Letter Agreement between Deutsche Investors Funds, Inc. (formerly Flag Investors Funds, Inc.) and ICCC; (11)

                  (vii) Agency Agreement between the Registrant and Scudder Investment Service Company, dated July 15, 2002; (15)

                  (viii) Transfer Agency Agreement dated December 16, 2002 between Scudder Investment Service Company and the Registrant; (18)

                  (ix) Letter of Indemnity to the Scudder Funds dated October 8, 2004; (20)

                  (x) Letter of Indemnity to the Scudder Funds dated October 8, 2004; (20)

                  (xi) Letter of Indemnity to the Independent Directors dated October 8, 2004; (20)

         (i)      (i)     Opinion of Counsel as to legality of shares being
                          registered; (11)

                  (ii)    Legal Opinion of Counsel; (19)

         (j) Consent of Independent Registered Public Accounting Firm is filed herein;

         (k)              Not applicable;

         (l) Copy of investment representation letters from initial shareholders; (3)

         (m)      (i)     Conformed copy of Distribution and Services Plan; (4)

                  (ii) Conformed copy of Exhibit C to the Distribution and Service Plan; (6)

         (n) Conformed copy of Amended and Restated Multiple Class Plan including Exhibit A; (10)

         (o)              Not Applicable;

         (p)              Codes of Ethics; (19)

                  (i)     Code of Ethics of Registrant; (14)

                  (ii)    Investment Company Capital Corp.; (11)

                  (iii) Deutsche Asset Management, Inc. Code of Ethics, dated July, 2002; (15)

                  (iv) Deutsche Asset Management Code of Ethics, dated September 3, 2002; (16)

                  (v) Deutsche Asset Management (Japan) Limited Code of Ethics; (16)

                  (vi) Code of Ethics for Deutsche Asset Management - U.S., effective January 1, 2005;(22)

                  (vii)   Consolidated Fund Code of Ethics (All Funds);(22)

         (q)              Powers of Attorney of Registrant(21)


(1) Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on May 23, 1997. (File Nos. 333-7008 and 811-8227).

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 4 on Form N-1A filed on August 1, 1997. (File Nos. 333-7008 and 811-8227).

(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 6 on Form N-1A filed on September 23, 1997. (File Nos. 333-7008 and 811-8227).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on April 13, 1998. (File Nos. 333-7008 and 811-8227)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on September 1, 1998. (File Nos. 333-7008 and 811-8227).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed on November 2, 1998. (File Nos. 333-7008 and 811-8227).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on October 29, 1999. (File Nos. 333-7008 and 811-8227).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on December 30, 1999. (File Nos. 333-7008 and 811-8227).

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed on March 31, 2000. (File Nos. 333-7008 and 811-8227).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed on June 1, 2000 (File Nos. 333-7008 and 811-8227).

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on December 29, 2000 (File Nos. 333-7008 and 811-8227).

(12) Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on March 30, 2001 (File No. 333-7008 and 811-8227).

(13) Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed on December 11, 2001 (File Nos. 333-7008 and 811-8227).

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on December 28, 2001 (File Nos. 333-7008 and 811-8227).

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on July 15, 2002 (File Nos. 333-7008 and 811-8227).

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed on October 31, 2002 (File Nos. 333-7008 and 811-8227).

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed on November 29, 2002 (File Nos. 333-7008 and 811-8227).

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on November 28, 2003 (File Nos. 333-7008 and 811-8227).

(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 29, 2003 (File Nos. 333-7008 and 811-8227).

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on November 2, 2004 (File Nos. 333-7008 and 811-8227).

(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on December 30, 2004 (File Nos. 333-7008 and 811-8227).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on December 1, 2005 (File Nos. 333-7008 and 811-8227).

Item 24.          Persons Controlled By or Under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Reference is made to Article EIGHT of Registrant's Articles of Amendment and Restatement.

                  Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, "DeAM"), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Asset Management Inc. ("DeAM"), the Japanese Equity Fund's investment advisor, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

                  During the last two fiscal years, no director or officer of Deutsche Asset Management (Japan) Limited ("DeAMJ"), the Japanese Equity Fund's investment sub-advisor, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

 Scudder Distributors, Inc.
 Name and Principal                    Positions and Offices with               Positions and
 Business Address                      Scudder Distributors, Inc.               Offices with Registrant
 ----------------                      --------------------------               -----------------------

 Michael L. Gallagher                  Director and President                   None
 222 South Riverside Plaza
 Chicago, IL 60606


 Vincent J. Esposito                   Director, Chairman of the Board, Chief   President
 345 Park Avenue                       Executive Officer and Vice President
 New York, NY 10154


 Michael Colon                         Director                                 None
 345 Park Avenue
 New York, NY 10154

 Ralph Mattone                         Chief Financial Officer and Treasurer    None
 60 Wall Street
 New York, NY 10005


 Robert Froelich                       Vice President                           None
 222 South Riverside Plaza
 Chicago, IL  60606

 Katie Rose                            Vice President                           None
 222 South Riverside Plaza
 Chicago, IL 60606


 Paul Schubert                         Vice President                           Chief Financial Officer and
 345 Park Avenue                                                                Treasurer
 New York, NY 10154


 Mark Perrelli                         Vice President                           None
 222 South Riverside Plaza
 Chicago, IL 60606


 Thomas Winnick                        Vice President                           None
 345 Park Avenue
 New York, NY  101549

 Donna M. White                        Chief Compliance Officer                 None
 345 Park Avenue
 New York, NY  10154

 John Robbins                          Vice President and AML                   None
 345 Park Avenue                       Compliance Officer
 New York, NY 10154


                                       7

 Scudder Distributors, Inc.
 Name and Principal                    Positions and Offices with               Positions and
 Business Address                      Scudder Distributors, Inc.               Offices with Registrant
 ----------------                      --------------------------               -----------------------

 Caroline Pearson                      Secretary                                Assistant Secretary
 Two International Place
 Boston, MA  02110-4103

 Philip J. Collora                     Assistant Secretary                      Vice President and Assistant
 222 South Riverside Plaza                                                      Secretary
 Chicago, IL  60606


                  (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Scudder Investors Funds, Inc.                           One South Street
                                                        Baltimore, MD 21202

Deutsche Asset Management, Inc.                         345 Park Avenue
                                                        New York, NY 10154

Investment Company Capital Corp.                        One South Street
                                                        Baltimore, Maryland 21202

Deutsche Asset Management (Japan) Limited               Sanno Park Tower, 2-11-1
                                                        Nagata-Cho, Chiyoda-Ku,
                                                        Tokyo, Japan 100-6173

Deutsche Asset Management International GmbH            Mainzer Landstrasse 16
                                                        60325 Frankfurt am Main, Germany

Scudder Distributors, Inc. (Distributor)                222 South Riverside Plaza
                                                        Chicago, IL 60606

Investment Company Capital Corp.                        One South Street
(Transfer Agent, Administrator)                         Baltimore, MD 21202

State Street Bank and Trust Company                     225 Franklin Street
(Fund Accountant)                                       Boston, Massachusetts 02110

Brown Brothers Harriman and Co.                         40 Water Street
(Custodian)                                             Boston, Massachusetts 02109

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 2nd day of December 2005.

                                       SCUDDER INVESTORS FUNDS, INC.

                                       By: /s/Vincent J. Esposito
                                           -------------------------
                                           Vincent J. Esposito
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----


/s/Vincent J. Esposito
-------------------------------------
Vincent J. Esposito                        President                                    December 2, 2005


/s/Paul Schubert
-------------------------------------
Paul Schubert                              Chief Financial Officer and Treasurer        December 2, 2005

/s/Richard R. Burt
-------------------------------------
Richard R. Burt*                           Director                                     December 2, 2005

/s/S. Leland Dill
-------------------------------------
S. Leland Dill*                            Director                                     December 2, 2005

/s/Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Director                                     December 2, 2005

 /s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Director                                     December 2, 2005

/s/Graham E. Jones
-------------------------------------
Graham E. Jones*                           Director                                     December 2, 2005

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Director                                     December 2, 2005

/s/Philip Saunders, Jr.
-------------------------------------
Philip Saunders, Jr.*                      Director                                     December 2, 2005

/s/William N. Searcy
-------------------------------------
William N. Searcy*                         Director                                     December 2, 2005


/s/William N. Shiebler
-------------------------------------
William N. Shiebler*                       Director                                     December 2, 2005

*By:     /s/Caroline Pearson
         ----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, as filed on December 30, 2004.

                                                      1933 Act File No. 333-7008
                                                      1940 Act File No. 811-8227

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 36
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 40

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER INVESTORS FUNDS, INC.

                          SCUDDER INVESTORS FUNDS, INC.

                                  EXHIBIT INDEX

                                       (j)



                                       11